Segment, Geographic and Other Revenue Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment, Geographic and Other Revenue Information
Segment, Geographic and Other Revenue Information

A. Segment Information

We manage our commercial operations through two distinct business segments: Pfizer Innovative Health (IH) and Pfizer Essential Health (EH). The IH and EH operating segments are each led by a single manager. Each operating segment has responsibility for its commercial activities and for certain IPR&D projects for new investigational products and additional indications for in-line products that generally have achieved proof-of-concept. Each business has a geographic footprint across developed and emerging markets. Our chief operating decision maker uses the revenues and earnings of the two operating segments, among other factors, for performance evaluation and resource allocation.
We regularly review our segments and the approach used by management to evaluate performance and allocate resources.
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2017, 2016 and 2015.

Operating Segments

Some additional information about our business segments as of the date of the filing of this 2017 Financial Report follows:

IH focuses on developing and commercializing novel, value-creating medicines and vaccines that significantly improve patients’ lives, as well as products for consumer healthcare.
Key therapeutic areas include internal medicine, vaccines, oncology, inflammation & immunology, rare disease and consumer healthcare.

EH includes legacy brands that have lost or will soon lose market exclusivity in both developed and emerging markets, branded generics, generic sterile injectable products, biosimilars, select branded products including anti-infectives and, through February 2, 2017, HIS. EH also includes an R&D organization, as well as our contract manufacturing business.

Leading brands include:
- Prevnar 13/Prevenar 13
- Xeljanz
- Eliquis
- Lyrica (U.S., Japan and certain other markets)
- Enbrel (outside the U.S. and Canada)
- Ibrance
- Xtandi
- Several OTC consumer healthcare products (e.g., Advil and
  Centrum)

Leading brands include:
- Lipitor
- Premarin family
- Norvasc
- Lyrica (Europe, Russia, Turkey, Israel and Central Asia countries)
- Celebrex
- Viagra*
- Inflectra/Remsima
- Several sterile injectable products

*
Viagra lost exclusivity in the U.S. in December 2017. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH (which reported all other Viagra revenues excluding the U.S. and Canada through 2017). Therefore, total Viagra worldwide revenues will be reported in EH from 2018 forward.

Other Costs and Business Activities

Certain pre-tax costs are not allocated to our operating segment results, such as costs associated with the following:

•
WRD, which is generally responsible for research projects for our IH business until proof-of-concept is achieved and then for transitioning those projects to the IH segment via the GPD organization for possible clinical and commercial development. R&D spending may include upfront and milestone payments for intellectual property rights. The WRD organization also has responsibility for certain science-based and other platform-services organizations, which provide technical expertise and other services to the various R&D projects, including EH R&D projects. WRD is also responsible for facilitating all regulatory submissions and interactions with regulatory agencies, including all safety-event activities.

•
GPD, which is generally responsible for the clinical development of assets that are in clinical trials for our WRD and Innovative portfolios. GPD also provides technical support and other services to Pfizer R&D projects.

•
Corporate, representing platform functions (such as worldwide technology, global real estate operations, legal, finance, human resources, worldwide public affairs, compliance and worldwide procurement) and certain compensation and other corporate costs, such as interest income and expense, and gains and losses on investments. Effective in the first quarter of 2017, Corporate also includes the costs associated with our Pfizer Medical organization (Medical), previously reported as part of Other Business Activities. Medical is responsible for the provision of medical information to healthcare providers, patients and other parties, transparency and disclosure activities, clinical trial results publication, grants for healthcare quality improvement and medical education, and partnerships with global public health and medical associations. In 2015, Medical was also responsible for regulatory inspection readiness reviews, internal audits of Pfizer-sponsored clinical trials and internal regulatory compliance processes, which are now part of the compliance function within Corporate.

•
Other unallocated costs, representing overhead expenses associated with our manufacturing and commercial operations that are not directly assessed to an operating segment as business unit (segment) management does not manage these costs (which include manufacturing variances associated with production).

•
Certain transactions and events such as (i) purchase accounting adjustments, where we incur expenses associated with the amortization of fair value adjustments to inventory, intangible assets and PP&E; (ii) acquisition-related costs, where we incur costs for executing the transaction, integrating the acquired operations and restructuring the combined company; and (iii) certain significant items, representing substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that are evaluated on an individual basis by management and that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items can include, but are not limited to, non-acquisition-related restructuring costs, as well as costs incurred for legal settlements, asset impairments and disposals of assets or businesses, including, as applicable, any associated transition activities.

Segment Assets

We manage our assets on a total company basis, not by operating segment, as many of our operating assets are shared (such as our plant network assets) or commingled (such as accounts receivable, as many of our customers are served by both operating segments). Therefore, our chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, we do not report asset information by operating segment. Total assets were approximately $172 billion as of December 31, 2017 and approximately $172 billion as of December 31, 2016.
Selected Income Statement Information
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2017, 2016 and 2015.

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Reportable Segments:
IH	$31,422	$29,197	$26,758	$18,341	$15,854	$14,581	$534	$583	$552
EH	21,124	23,627	22,094	11,283	12,898	12,714	579	600	446
Total reportable segments	52,546	52,824	48,851	29,625	28,752	27,295	1,113	1,183	998
Other business activities(c)	—	—	—	(3,137)	(3,020)	(2,914)	90	85	76
Reconciling Items:
Corporate(d)	—	—	—	(5,522)	(5,491)	(5,607)	337	356	355
Purchase accounting adjustments(d)	—	—	—	(4,758)	(4,185)	(3,953)	4,565	3,890	3,573
Acquisition-related costs(d)	—	—	—	(456)	(785)	(894)	39	7	75
Certain significant items(e)	—	—	—	(2,647)	(5,888)	(4,321)	52	200	48
Other unallocated(d)	—	—	—	(799)	(1,032)	(642)	72	35	33
	$52,546	$52,824	$48,851	$12,305	$8,351	$8,965	$6,269	$5,757	$5,157

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings in 2017 include dividend income of $266 million from our investment in ViiV. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Other business activities includes the costs managed by our WRD and GPD organizations. Effective in the first quarter of 2017, Medical, previously reported as part of Other Business Activities, was reclassified to Corporate. We have reclassified approximately $165 million and $177 million of costs from Other Business Activities to Corporate in 2016 and 2015, respectively, to conform to the current period presentation.

(d)	For a description, see the “Other Costs and Business Activities” section above.

(e)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $348 million, (ii) charges for certain legal matters of $237 million, (iii) incremental charges to amounts previously recorded to write down the HIS net assets to fair value less costs to sell of $55 million, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $556 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $197 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.
Equity in the net income of investees accounted for by the equity method is not significant for any of our operating segments.
The operating segment information does not purport to represent the revenues, costs and Income from continuing operations before provision/(benefit) for taxes on income that each of our operating segments would have recorded had each segment operated as a standalone company during the periods presented.

B. Geographic Information
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2017, 2016 and 2015.

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
United States	$26,026	$26,369	$21,704
Developed Europe(a)	8,508	9,306	9,714
Developed Rest of World(b)	6,612	6,729	6,298
Emerging Markets (c)	11,399	10,420	11,136
Revenues	$52,546	$52,824	$48,851

(a)
Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $6.8 billion in 2017, $7.2 billion in 2016 and $7.4 billion in 2015.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Revenues exceeded $500 million in each of 11 countries outside the U.S. in 2017 and 2016, respectively, and 12 countries outside the U.S. in 2015. The U.S. is the only country to contribute more than 10% of total revenue in 2017, 2016 and 2015. As a percentage of revenues, our two largest national markets outside the U.S. were Japan, which contributed 8% of total revenue in each of 2017, 2016 and 2015, and China, which contributed 7% of total revenue in 2017 and 6% of total revenue in 2016 and 2015, respectively.

The following table provides long-lived assets by geographic area:
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Property, plant and equipment, net
United States	$6,971	$6,649	$7,072
Developed Europe(a)	4,345	4,228	4,376
Developed Rest of World(b)	632	643	660
Emerging Markets(c)	1,917	1,797	1,658
Property, plant and equipment, net	$13,865	$13,318	$13,766

(a)	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

C. Other Revenue Information

Significant Customers

We sell our biopharmaceutical products primarily to customers in the wholesale sector. In 2017, sales to our three largest U.S. wholesaler customers represented approximately 16%, 12% and 10% of total revenues, respectively, and, collectively, represented approximately 36% of total trade accounts receivable as of December 31, 2017. In 2016, sales to our three largest U.S. wholesaler customers represented approximately 16%, 12% and 10% of total revenues, respectively, and, collectively, represented approximately 29% of total trade accounts receivable as of December 31, 2016. In 2015, sales to our three largest U.S. wholesaler customers represented approximately 14%, 11% and 10% of total revenues, respectively, and, collectively, represented approximately 23% of total trade accounts receivable as of December 31, 2015. For all years presented, these sales and related trade accounts receivable were concentrated in our biopharmaceutical businesses.

Significant Product Revenues
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2017, 2016 and 2015.

The following table provides detailed revenue information:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015

PFIZER INNOVATIVE HEALTH (IH)(a)	$31,422	$29,197	$26,758
Internal Medicine	$9,684	$8,858	$7,611
Lyrica IH(b)	4,511	4,165	3,655
Eliquis alliance revenues and direct sales	2,523	1,713	913
Chantix/Champix	997	842	671
Viagra IH(c)	823	1,181	1,297
BMP2	261	251	232
Toviaz	257	258	267
All other Internal Medicine	312	447	577
Vaccines	$6,001	$6,071	$6,454
Prevnar 13/Prevenar 13	5,601	5,718	6,245
FSME/IMMUN-TicoVac	134	114	104
All other Vaccines	266	239	104
Oncology	$6,056	$4,563	$2,955
Ibrance	3,126	2,135	723
Sutent	1,081	1,095	1,120
Xalkori	594	561	488
Xtandi alliance revenues	590	140	—
Inlyta	339	401	430
Bosulif	233	167	111
All other Oncology	93	63	83
Inflammation & Immunology (I&I)	$3,968	$3,928	$3,918
Enbrel (Outside the U.S. and Canada)	2,452	2,909	3,333
Xeljanz	1,345	927	523
Eucrisa	67	—	—
All other I&I	103	93	61
Rare Disease	$2,240	$2,369	2,425
BeneFIX	604	712	752
Refacto AF/Xyntha	551	554	533
Genotropin	532	579	617
Somavert	254	232	218
All other Rare Disease	300	292	306
Consumer Healthcare	$3,472	$3,407	$3,395
PFIZER ESSENTIAL HEALTH (EH)(d)	$21,124	$23,627	$22,094
Legacy Established Products (LEP)(e)	$10,894	$11,197	$11,745
Lipitor	1,915	1,758	1,860
Premarin family	977	1,017	1,018
Norvasc	926	962	991
Xalatan/Xalacom	335	363	399
Effexor	297	278	288
Zoloft	291	304	374
EpiPen	290	386	339
Zithromax	270	272	275
Relpax	236	323	352
Xanax	225	222	224
Sildenafil Citrate	56	—	—
All other LEP	5,077	5,313	5,625
Sterile Injectable Pharmaceuticals (SIP)(f)	$5,673	$6,014	$3,944
Medrol	483	450	402
Sulperazon	471	396	339
Fragmin	306	318	335
Tygacil	260	274	304
Precedex	243	264	76
Tazosyn/Zosyn	194	146	144
All other SIP	3,715	4,166	2,343

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Peri-LOE Products(g)	$3,223	$4,220	$5,326
Celebrex	775	733	830
Lyrica EH(b)	553	801	1,183
Vfend	421	590	682
Viagra EH(c)	382	383	411
Pristiq	303	732	715
Zyvox	281	421	883
Revatio	252	285	260
All other Peri-LOE Products	257	276	362
Biosimilars(h)	$531	$319	$63
Inflectra/Remsima	419	192	30
All other Biosimilars	112	127	33
Pfizer CentreOne(i)	$706	$718	$612
Hospira Infusion Systems (HIS)(j)	$97	$1,158	$403
Revenues	$52,546	$52,824	$48,851

Total Lyrica(b)	$5,065	$4,966	$4,839
Total Viagra(c)	$1,204	$1,564	$1,708
Total Alliance revenues	$2,927	$1,746	$1,312

(a)
The IH business encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare. Through December 31, 2016, includes Duavive/Duavee and Viviant (recorded in All other Internal Medicine in 2016), which were transferred from Innovative Health to Essential Health effective January 1, 2017 (recorded in All other LEP (EH) beginning January 1, 2017), in order to align these products with our management of the women’s health portfolio within EH.

(b)
Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.

(c)
Viagra revenues from the U.S. and Canada are included in Viagra IH. All other Viagra revenues are included in Viagra EH. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra IH and Viagra EH. Viagra lost exclusivity in the U.S. in December 2017. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH (which reported all other Viagra revenues excluding the U.S. and Canada through 2017). Therefore total Viagra worldwide revenues will be reported in EH from 2018 forward.

(d)
The EH business encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Biosimilars, Pfizer CentreOne and HIS (through February 2, 2017), and includes all legacy Hospira commercial operations.

(e)
Legacy Established Products primarily include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products). Effective January 1, 2017, All other LEP includes Duavive/Duavee and Viviant, which were transferred from Innovative Health (recorded in All other Internal Medicine (IH) in 2016), in order to align these products with our management of the women’s health portfolio within EH. See note (a) above.

(f)	Sterile Injectable Pharmaceuticals include generic injectables and proprietary specialty injectables (excluding Peri-LOE Products).

(g)
Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include: Lyrica in Europe, Russia, Turkey, Israel and Central Asia; Viagra in all countries (excluding the U.S. and Canada); and worldwide revenues for Celebrex, Pristiq, Zyvox, Vfend, Revatio and Inspra. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH. Therefore total Viagra worldwide revenues will be reported in EH from 2018 forward. See note (c) above.

(h)
Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle Eastern markets and Retacrit (biosimilar epoetin zeta) in certain European and Africa/Middle Eastern markets.

(i)
Pfizer CentreOne includes revenues from our contract manufacturing and active pharmaceutical ingredient sales operation, including sterile injectables contract manufacturing, and revenues related to our manufacturing and supply agreements, including with Zoetis Inc.

(j)
HIS (through February 2, 2017) includes Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.

We performed certain reclassifications, primarily between Legacy Established Products and Sterile Injectable Pharmaceuticals, to conform to current period presentation.